Long-Term Debt (IRBs) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Debt Instrument, Restricted Cash	$ 521,000	$ 498,000
IRB [Member]
Debt Instrument [Line Items]
Debt Instrument, Use of Funds	The Company entered into the following IRB facilities which are available to fund a portion of landfill construction activities and equipment, vehicle and container expenditures at its Seneca Meadows landfill and in its Pennsylvania and Texas operations
2009 Seneca IRB [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	Dec. 01, 2009
Debt Instrument, Term	30 years
Debt Instrument, Maturity Date	Dec. 31, 2039
Debt Instrument, Funds Available	5,000,000
Debt Instrument, Interest Rate Terms	Securities Industry and Financial Markets Association Municipal Swap Index
Debt Instrument, Frequency of Periodic Payment	Monthly, in arrears
Debt Instrument, Date Payments Commenced	Feb. 01, 2010
Debt Instrument, Security	Letter of credit equal to amount drawn
Debt Instrument, Face Amount	5,000,000	5,000,000
Debt Instrument, Restricted Cash	521,000	498,000
Debt Instrument, Interest Rate at Period End	0.10%	0.08%
Texas IRB [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	Mar. 01, 2007
Debt Instrument, Term	15 years
Debt Instrument, Maturity Date	Apr. 01, 2022
Debt Instrument, Funds Available	24,000,000
Debt Instrument, Interest Rate Terms	LIBOR less an applicable discount
Debt Instrument, Frequency of Periodic Payment	Monthly, in arrears
Debt Instrument, Date Payments Commenced	May 01, 2007
Debt Instrument, Security	Letter of credit equal to amount drawn
Debt Instrument, Face Amount	24,000,000	24,000,000
Debt Instrument, Interest Rate at Period End	0.08%	0.07%
Pennsylvania IRB [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	Nov. 16, 2006
Debt Instrument, Term	22 years
Debt Instrument, Maturity Date	Nov. 01, 2028
Debt Instrument, Funds Available	35,000,000
Debt Instrument, Interest Rate Terms	LIBOR less an applicable discount
Debt Instrument, Frequency of Periodic Payment	Monthly, in arrears
Debt Instrument, Date Payments Commenced	Dec. 01, 2006
Debt Instrument, Security	Letter of credit equal to amount drawn
Debt Instrument, Face Amount	35,000,000	35,000,000
Debt Instrument, Interest Rate at Period End	0.10%	0.07%
2005 Seneca IRB [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	Oct. 20, 2005
Debt Instrument, Term	30 years
Debt Instrument, Maturity Date	Oct. 01, 2035
Debt Instrument, Funds Available	45,000,000
Debt Instrument, Interest Rate Terms	LIBOR less an applicable discount
Debt Instrument, Amendment Date	Aug. 01, 2008
Debt Instrument, Amended Interest Rate Terms	Fixed rate
Debt Instrument, Term For Amended Interest Rate Basis	5 years
Debt Instrument, Frequency of Periodic Payment	Monthly, in arrears
Debt Instrument, Date Payments Commenced	Nov. 01, 2005
Debt Instrument, Security	Guaranteed by IESI Corporation ("IESI")
Extinguishment Date		Oct. 01, 2013
Extinguishment of Debt, Amount		$ 45,000,000